BUSINESS SEGMENTS AND GEOGRAPHIC AREAS (Tables)	12 Months Ended
Jan. 03, 2015
Segment Reporting [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS

(Millions of Dollars)	2014	2013	2012
Net Sales
Tools & Storage	$7,033.0	$6,705.0	$6,413.0
Industrial	2,044.4	1,888.6	1,350.1
Security	2,261.2	2,295.9	2,259.3
Consolidated	$11,338.6	$10,889.5	$10,022.4
Segment Profit
Tools & Storage	$1,074.4	$951.7	$905.8
Industrial	350.6	280.2	227.9
Security	259.2	235.2	301.5
Segment Profit	1,684.2	1,467.1	1,435.2
Corporate overhead	(177.4)	(254.0)	(252.3)
Other-net	(239.7)	(283.9)	(296.3)
Restructuring charges and asset impairments	(18.8)	(173.7)	(174.1)
Gain (loss) on debt extinguishment	0.1	(20.6)	(45.5)
Interest income	13.6	12.8	10.1
Interest expense	(177.2)	(160.1)	(144.0)
Earnings from continuing operations before income taxes	$1,084.8	$587.6	$533.1
Capital and Software Expenditures
Tools & Storage	$183.0	$196.1	$230.0
Industrial	74.3	61.2	65.2
Security	27.9	79.8	64.2
Discontinued operations	5.8	3.2	13.5
Consolidated	$291.0	$340.3	$372.9
Depreciation and Amortization
Tools & Storage	$193.9	$191.7	$172.7
Industrial	122.5	110.5	84.6
Security	127.8	132.1	143.0
Discontinued operations	$5.6	$7.0	$45.0
Consolidated	$449.8	$441.3	$445.3
Segment Assets
Tools & Storage	$8,568.2	$9,004.9	$8,693.6
Industrial	3,501.8	3,668.3	2,187.4
Security	3,972.0	4,355.5	4,429.3
	16,042.0	17,028.7	15,310.3
Discontinued operations	29.5	136.9	326.8
Corporate assets	(222.4)	(630.5)	206.9
Consolidated	$15,849.1	$16,535.1	$15,844.0

GEOGRAPHIC AREAS
GEOGRAPHIC AREAS

(Millions of Dollars)	2014	2013	2012
Net Sales
United States	$5,492.4	$5,208.0	$4,856.0
Canada	591.3	600.3	578.2
Other Americas	788.4	818.2	807.2
France	695.6	704.6	699.1
Other Europe	2,585.3	2,417.9	2,298.8
Asia	1,185.6	1,140.5	783.1
Consolidated	$11,338.6	$10,889.5	$10,022.4
Property, Plant & Equipment
United States	$639.7	$620.7	$570.0
Canada	20.9	25.0	19.3
Other Americas	82.2	84.4	88.5
France	74.7	85.3	71.1
Other Europe	333.2	368.8	323.7
Asia	303.4	294.4	252.4
Consolidated	$1,454.1	$1,478.6	$1,325.0